Subsequent Events, textual (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended		3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 19, 2015	Mar. 03, 2015	Mar. 31, 2015	Mar. 17, 2015	Feb. 27, 2015	Mar. 12, 2015	Feb. 02, 2015	Jan. 15, 2015
Subsequent Event [Line Items]
Unrecorded Unconditional Purchase Obligation	$ 147,291
Stock repurchased and retired, shares	2,845,549
Stock Repurchased and Retired During Period, Value	(25,349)		(6,044)
Payments of long-term debt	48,589	45,783	31,972
Proceeds from long-term debt	101,500	18,000	118,550
[SubsequentEventMember] | [SecuredDebtMember]
Subsequent Event [Line Items]
Debt Instrument, Face Amount							110,000
Payments of long-term debt				38,345
Proceeds from long-term debt				93,080
[SubsequentEventMember] | [RestrictedStockMember]
Subsequent Event [Line Items]
Issuance of restricted stock and compensation cost, shares					1,100,000
Stock Issued During Period, Value, Restricted Stock Award, Gross					7,601
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period					3 years
[SubsequentEventMember] | [DeferredBonusMember]
Subsequent Event [Line Items]
Accrued Bonuses, Current					1,714
[SubsequentEventMember] | [DanishShipFinanceMember]
Subsequent Event [Line Items]
Debt Instrument, Face Amount								30,000
[SubsequentEventMember] | [AbnAmroBankNvMember]
Subsequent Event [Line Items]
Debt Instrument, Face Amount									53,000
[SubsequentEventMember] | [CapitalAdditionsMember]
Subsequent Event [Line Items]
Unrecorded Unconditional Purchase Obligation										99,986
[SubsequentEventMember] | [SeriesBPreferredStockMember]
Subsequent Event [Line Items]
Dividends payable on series B preferred stock, per share											$ 0.5546875
Dividends payable on series B preferred stock, current											1,442
[SubsequentEventMember] | [CommonStockMember]
Subsequent Event [Line Items]
Stock repurchased and retired, shares						413,804
Stock Repurchased and Retired During Period, Value						$ 2,673